Management Fee	12 Months Ended
Dec. 30, 2014
Management Fee

Note 10—Management Fee

For providing management services to the Company, the equity investor of The Habit Restaurants, LLC earned an annual management fee of $135,000, payable quarterly. In addition, the investor was reimbursed for all expenditures made on behalf of the Company, including without limitation, legal, accounting, investment banking, consulting, research and other professional services to the Company, travel and other out-of-pocket expenses and filing and similar fees; all custody, transfer, registration and similar expenses, including: all brokerage and finders’ fees and commissions and discounts incurred in connection with the purchase or sale of securities and all interest on borrowed funds.

The Company terminated this agreement with the equity investor upon completion of the IPO and paid a one-time termination fee to the equity sponsor of $500,000 that was expensed in fiscal year 2014.

For the fiscal years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively, the Company incurred management fees and reimbursable expenses totaling $160,000, $144,000 and $635,000; to the investor and such amounts are included in general and administrative expenses in the combined consolidated statements of income. The Company did not owe any management fees to the investor as of December 31, 2013 and December 30, 2014.